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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	1/31/17

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	APG-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–86.79%

Australia–11.28%

Amcor Ltd.	2,086,269	$22,642,693

Brambles Ltd.	1,014,876	8,008,692

Coca-Cola Amatil Ltd.	810,631	5,998,092

Computershare Ltd.	1,248,780	12,202,159

CSL Ltd.	301,579	25,756,663

Tassal Group Ltd.	5,260,346	18,400,869

		93,009,168

China–18.66%

Baidu, Inc. -ADR(a)	37,110	6,496,848

China Mobile Ltd.	2,379,000	27,044,951

Fuyao Glass Industry Group Co., Ltd. -Class A	1,906,135	5,170,617

Industrial & Commercial Bank of China Ltd. -Class H	22,205,000	13,597,669

Kweichow Moutai Co., Ltd. -Class A	448,430	22,414,180

Lee & Man Paper Manufacturing Ltd.	22,137,000	19,874,743

Minth Group Ltd.	5,058,000	16,375,043

NetEase, Inc. -ADR	82,942	21,058,974

Stella International Holdings Ltd.	9,850,000	15,017,421

Want Want China Holdings Ltd.	9,579,000	6,841,502

		153,891,948

Hong Kong–18.35%

Cheung Kong Property Holdings Ltd.	4,200,160	27,578,233

CK Hutchison Holdings Ltd.	3,318,660	39,799,400

Galaxy Entertainment Group Ltd.	2,525,000	11,986,361

Hongkong Land Holdings Ltd.	4,703,600	31,749,300

Swire Properties Ltd.	2,255,800	6,367,142

WH Group Ltd. -REGS (b)	44,622,500	33,840,206

		151,320,642

Indonesia–8.13%

PT Bank Central Asia Tbk	19,565,200	22,491,752

PT Bank Mandiri Persero Tbk	10,279,200	8,380,827

PT Pakuwon Jati Tbk	185,226,100	7,758,742

PT Perusahaan Gas Negara Persero Tbk	35,681,600	7,686,664

PT Telekomunikasi Indonesia Persero Tbk	70,809,200	20,705,056

		67,023,041

Malaysia–3.94%

Bursa Malaysia Bhd.	4,007,400	8,044,662

Public Bank Bhd.	5,388,600	24,457,685

		32,502,347

Philippines–6.75%

Energy Development Corp.	127,116,950	13,930,904

First Gen Corp.	11,399,389	5,125,223

GMA Holdings, Inc. -PDR	10,740,500	1,261,141

	Shares	Value

Philippines–(continued)

Metro Pacific Investments Corp.	133,947,600	$18,335,912

SM Investments Corp.	536,716	7,433,218

SM Prime Holdings Inc.	16,123,100	9,611,434

		55,697,832

Singapore–5.00%

Keppel REIT	34,111,400	24,448,279

United Overseas Bank Ltd.	1,130,900	16,788,552

		41,236,831

South Korea–3.21%

NAVER Corp.	25,907	16,909,715

Samsung Electronics Co., Ltd.	5,631	9,566,709

		26,476,424

Taiwan–2.91%

Taiwan Semiconductor Manufacturing Co. Ltd.	4,026,464	23,965,175

Thailand–4.94%

Kasikornbank PCL	5,019,000	26,803,643

Major Cineplex Group PCL	10,005,600	9,190,692

Thai Stanley Electric PCL	911,800	4,700,602

		40,694,937

United States–3.62%

Broadcom Ltd.	149,690	29,863,155

Total Common Stocks & Other Equity Interests (Cost $542,873,441)		715,681,500

Money Market Funds–13.05%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	64,577,824	64,577,824

Treasury Portfolio – Institutional Class, 0.40% (c)	43,051,883	43,051,883

Total Money Market Funds (Cost $107,629,707)		107,629,707

TOTAL INVESTMENTS–99.84% (Cost $650,503,148)		823,311,207

OTHER ASSETS LESS LIABILITIES–0.16%		1,359,879

NET ASSETS–100.00%		$824,671,086

Investment Abbreviations:

ADR	—American Depositary Receipt
PDR	—Philippine Depositary Receipt
REGS	—Regulation S
REIT	—Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented 4.10% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Asia Pacific Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco Asia Pacific Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $214,485,521 and from Level 2 to Level 1 of $91,360,971, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$20,210,851	$72,798,317	$—	$93,009,168
China	27,555,822	126,336,126	—	153,891,948
Hong Kong	38,116,442	113,204,200	—	151,320,642
Indonesia	23,826,233	43,196,808	—	67,023,041
Malaysia	32,502,347	—	—	32,502,347
Philippines	55,697,832	—	—	55,697,832
Singapore	41,236,831	—	—	41,236,831
South Korea	26,476,424	—	—	26,476,424
Taiwan	—	23,965,175	—	23,965,175
Thailand	40,694,937	—	—	40,694,937
United States	29,863,155	—	—	29,863,155
Money Market Funds	107,629,707	—	—	107,629,707
Total Investments	$443,810,581	$379,500,626	$—	$823,311,207

Invesco Asia Pacific Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $18,310,622 and $44,757,087, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$195,813,398
Aggregate unrealized (depreciation) of investment securities	(23,887,309)
Net unrealized appreciation of investment securities	$171,926,089
Cost of investments for tax purposes is $651,385,118.

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	EGR-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.80%

Denmark–2.37%

Carlsberg A/S -Class B	285,470	$25,779,627

Novo Nordisk A/S -Class B	159,176	5,756,441

		31,536,068

France–8.91%

Bollore S.A.	3,906,484	15,663,032

Essilor International S.A.	86,652	10,140,296

Metropole Television S.A.	730,831	14,355,284

Pernod Ricard S.A.	60,725	7,121,169

Publicis Groupe S.A.	467,300	32,064,349

Schneider Electric S.E.	302,502	21,679,352

Vicat S.A.	289,250	17,567,739

		118,591,221

Germany–15.41%

Allianz S.E.	157,872	26,723,536

AURELIUS Equity Opportunities S.E. & Co. KGaA	175,700	11,103,077

Deutsche Boerse AG	480,568	42,702,196

Deutsche Post AG	390,612	13,053,265

GEA Group AG	361,981	14,943,297

MorphoSys AG (a)	338,839	17,591,688

MTU Aero Engines AG	142,403	17,041,840

ProSiebenSat.1 Media S.E.	582,460	24,772,684

SAP S.E.	408,323	37,234,865

		205,166,448

Ireland–1.26%

Origin Enterprises PLC	2,444,584	16,763,250

Israel–1.29%

Israel Discount Bank Ltd. -Class A(a)	8,249,202	17,155,892

Italy–2.01%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	1,138,513	18,190,409

PRADA S.p.A.	2,078,100	8,574,514

		26,764,923

Netherlands–1.83%

Aalberts Industries N.V.	269,641	9,458,530

Wolters Kluwer N.V.	390,725	14,975,016

		24,433,546

Russia–4.99%

Sberbank of Russia PJSC -Preference Shares	31,092,640	66,462,446

Spain–1.25%

Construcciones y Auxiliar de Ferrocarriles, S.A.	408,650	16,611,265

	Shares	Value

Sweden–3.92%

Getinge AB -Class B	694,186	$11,258,240

Intrum Justitia AB	291,931	9,832,496

Investor AB -Class B	621,907	24,854,303

Telefonaktiebolaget LM Ericsson -Class B	1,061,266	6,266,793

		52,211,832

Switzerland–10.15%

Cie Financiere Richemont S.A.	206,375	15,996,122

Julius Baer Group Ltd.	528,362	24,766,421

Novartis AG	98,271	7,248,631

OC Oerlikon Corp. AG	1,506,495	17,076,673

Roche Holding AG	126,120	29,722,211

Tecan Group AG	110,294	17,348,796

UBS Group AG	1,418,353	22,974,331

		135,133,185

Turkey–3.07%

Haci Omer Sabanci Holding A.S.	11,153,719	29,507,897

Tupras-Turkiye Petrol Rafinerileri A.S.	525,370	11,413,064

		40,920,961

United Kingdom–39.34%

Aberdeen Asset Management PLC	5,816,298	19,261,007

British American Tobacco PLC	396,395	24,431,116

Compass Group PLC	1,086,436	19,328,621

Conviviality PLC	3,505,000	11,133,015

DCC PLC	681,736	54,966,100

Hays PLC	11,177,625	21,428,802

HomeServe PLC	1,851,814	13,967,373

IG Group Holdings PLC	2,154,329	14,444,503

Informa PLC	2,403,407	19,712,345

John Wood Group PLC	2,355,769	24,915,823

Jupiter Fund Management PLC	2,738,160	13,871,126

Kingfisher PLC	1,567,291	6,639,865

Lloyds Banking Group PLC	12,005,655	9,830,773

Micro Focus International PLC	1,448,132	39,127,737

Next PLC	304,051	14,685,262

RELX PLC	2,197,319	39,468,187

Royal Dutch Shell PLC -Class B	329,219	9,322,451

Savills PLC	1,798,086	17,541,052

Sky PLC	3,280,015	41,363,048

Smith & Nephew PLC	811,409	12,125,810

TP ICAP PLC	1,739,666	10,169,555

UBM PLC	1,305,975	11,612,162

Ultra Electronics Holdings PLC	708,960	16,472,215

Unilever N.V.	407,256	16,465,674

William Hill PLC	2,868,453	9,378,599

WPP PLC	1,387,165	32,238,839

		523,901,060

Total Common Stocks & Other Equity Interests (Cost $1,086,727,710)		1,275,652,097

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

	Shares	Value

Money Market Funds–4.00%

Government & Agency Portfolio – Institutional Class, 0.47% (b)	31,945,265	$31,945,265

Treasury Portfolio – Institutional Class, 0.40% (b)	21,296,843	21,296,843

Total Money Market Funds (Cost $53,242,108)		53,242,108

TOTAL INVESTMENTS–99.80% (Cost $1,139,969,818)		1,328,894,205

OTHER ASSETS LESS LIABILITIES–0.20%		2,716,353

NET ASSETS–100.00%		$1,331,610,558

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco European Growth Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco European Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $289,294,272 and from Level 2 to Level 1 of $47,187,754, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Denmark	$25,779,627	$5,756,441	$—	$31,536,068
France	74,127,668	44,463,553	—	118,591,221
Germany	97,422,294	107,744,154	—	205,166,448
Ireland	16,763,250	—	—	16,763,250
Israel	—	17,155,892	—	17,155,892
Italy	18,190,409	8,574,514	—	26,764,923
Netherlands	—	24,433,546	—	24,433,546
Russia	—	66,462,446	—	66,462,446
Spain	—	16,611,265	—	16,611,265
Sweden	16,099,289	36,112,543	—	52,211,832
Switzerland	15,996,122	119,137,063	—	135,133,185
Turkey	40,920,961	—	—	40,920,961
United Kingdom	135,332,603	388,568,457	—	523,901,060
Money Market Funds	53,242,108	—	—	53,242,108

Total Investments	$493,874,331	$835,019,874	$—	$1,328,894,205

Invesco European Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $43,885,901 and $138,641,195, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$256,404,022
Aggregate unrealized (depreciation) of investment securities	(71,441,929)
Net unrealized appreciation of investment securities	$184,962,093
Cost of investments for tax purposes is $1,143,932,112.

Invesco European Growth Fund

Invesco Global Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	GLG-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.50%

Australia–2.17%

Amcor Ltd.	863,533	$9,372,095

CSL Ltd.	61,173	5,224,543

		14,596,638

Brazil–2.32%

BM&FBOVESPA S.A.	1,591,531	9,346,040

Cielo S.A.	742,523	6,246,942

		15,592,982

Canada–3.95%

Cenovus Energy Inc.	293,656	4,008,247

CGI Group Inc. -Class A (a)	206,791	9,944,213

PrairieSky Royalty Ltd.	228,638	5,359,458

Suncor Energy, Inc.	234,412	7,271,159

		26,583,077

China–3.78%

Baidu, Inc. -ADR(a)	25,809	4,518,381

Kweichow Moutai Co., Ltd. -Class A	155,391	7,767,014

NetEase, Inc. -ADR	51,678	13,121,044

		25,406,439

Denmark–1.75%

Carlsberg A/S -Class B	106,368	9,605,659

Novo Nordisk A/S -Class B	58,833	2,127,636

		11,733,295

France–2.66%

Pernod Ricard S.A.	30,839	3,616,463

Publicis Groupe S.A.	121,035	8,304,962

Schneider Electric S.E.	83,063	5,952,860

		17,874,285

Germany–3.65%

Deutsche Boerse AG	96,003	8,530,612

ProSiebenSat.1 Media SE	189,064	8,041,106

SAP S.E.	87,544	7,983,114

		24,554,832

Hong Kong–3.39%

CK Hutchison Holdings Ltd.	1,018,232	12,211,261

WH Group Ltd. -REGS (b)	13,980,500	10,602,342

		22,813,603

Indonesia–0.71%

PT Bank Mandiri Persero Tbk	5,878,900	4,793,179

Israel–2.59%

Check Point Software Technologies Ltd. (a)	79,875	7,889,254

Teva Pharmaceutical Industries Ltd. -ADR	284,343	9,505,586

		17,394,840

	Shares	Value

Italy–0.50%

PRADA S.p.A.	808,000	$3,333,914

Japan–4.35%

FANUC Corp.	28,800	5,636,456

Japan Tobacco, Inc.	277,400	8,943,631

Keyence Corp.	11,000	4,266,727

Toyota Motor Corp.	49,600	2,869,434

Yahoo! Japan Corp.	1,791,800	7,522,703

		29,238,951

Mexico–2.20%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	133,530	10,045,462

Grupo Televisa S.A.B. -ADR	211,423	4,735,875

		14,781,337

South Korea–0.29%

NAVER Corp.	2,963	1,933,975

Spain–0.92%

Amadeus IT Group S.A.	134,298	6,208,720

Sweden–1.20%

Getinge AB -Class B	351,898	5,707,047

Telefonaktiebolaget LM Ericsson -Class B	401,645	2,371,721

		8,078,768

Switzerland–4.57%

Cie Financiere Richemont S.A.	81,769	6,337,914

Julius Baer Group Ltd.	114,788	5,380,568

Novartis AG	42,513	3,135,829

Roche Holding AG	42,031	9,905,283

UBS Group AG	368,844	5,974,496

		30,734,090

Taiwan–1.65%

Taiwan Semiconductor Manufacturing Co. Ltd.	1,859,428	11,067,159

Thailand–1.06%

Kasikornbank PCL -NVDR	1,329,700	7,139,049

Turkey–0.40%

Akbank T.A.S.	1,215,503	2,706,595

United Kingdom–10.00%

Aberdeen Asset Management PLC	896,865	2,970,020

British American Tobacco PLC	101,079	6,229,828

Compass Group PLC	289,805	5,155,878

Kingfisher PLC	812,154	3,440,709

Lloyds Banking Group PLC	4,109,144	3,364,753

Next PLC	71,468	3,451,810

RELX PLC	632,584	11,362,457

Royal Dutch Shell PLC -Class B	106,662	3,020,334

Sky PLC	687,473	8,669,466

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

	Shares	Value

United Kingdom–(continued)

Smith & Nephew PLC	385,023	$5,753,838

Unilever N.V.	116,951	4,728,419

WPP PLC	392,020	9,110,863

		67,258,375

United States–41.39%

Alphabet Inc. -Class A (a)	11,834	9,706,129

Alphabet Inc. -Class C (a)	8,769	6,987,052

Aon PLC	48,443	5,459,526

Apple Inc.	140,871	17,094,696

BB&T Corp.	195,783	9,043,217

Blue Buffalo Pet Products, Inc. (a)	124,414	3,017,040

Broadcom Ltd.	50,146	10,004,127

Cardinal Health, Inc.	108,400	8,125,664

Celgene Corp. (a)	82,688	9,604,211

Cisco Systems, Inc.	341,544	10,492,232

Citrix Systems, Inc. (a)	131,116	11,956,468

Comcast Corp. -Class A	150,827	11,375,372

Discovery Communications, Inc. -Class A (a)	248,228	7,037,264

Dollar General Corp.	104,091	7,683,998

Expedia, Inc.	44,869	5,455,622

First Republic Bank	58,716	5,538,680

Gilead Sciences, Inc.	129,602	9,389,665

IHS Markit Ltd. (a)	185,174	7,305,114

Ingersoll-Rand PLC	118,364	9,392,183

JPMorgan Chase & Co.	123,848	10,481,256

Kansas City Southern	72,365	6,216,877

Las Vegas Sands Corp.	151,731	7,978,016

Macy’s, Inc.	55,918	1,651,818

Mattel, Inc.	298,699	7,828,901

Mead Johnson Nutrition Co.	98,980	6,974,131

Microsoft Corp.	125,936	8,141,762

Newell Brands, Inc.	258,652	12,241,999

Nielsen Holdings PLC	214,522	8,776,095

Occidental Petroleum Corp.	70,659	4,788,560

Priceline Group Inc. (The) (a)	7,398	11,652,812

PTC Inc. (a)	157,230	8,265,581

Schlumberger Ltd.	76,414	6,396,616

Scripps Networks Interactive Inc. -Class A	119,777	9,122,216

Urban Outfitters, Inc. (a)	115,932	3,076,835

		278,261,735

Total Common Stocks & Other Equity Interests (Cost $544,737,174)		642,085,838

	Shares	Value

Money Market Funds–5.20%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	20,987,731	$20,987,731

Treasury Portfolio – Institutional Class, 0.40% (c)	13,991,820	13,991,820

Total Money Market Funds (Cost $34,979,551)		34,979,551

TOTAL INVESTMENTS–100.70% (Cost $579,716,725)		677,065,389

OTHER ASSETS LESS LIABILITIES–(0.70)%		(4,692,042)

NET ASSETS–100.00%		$672,373,347

Investment Abbreviations:

ADR           —American Depositary Receipt

NVDR        —Non-Voting Depositary Receipt

REGS         —Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented 1.58% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $89,152,812 and from
Level 2 to Level 1 of $17,010,544, due to foreign fair value adjustments.

Invesco Global Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$14,596,638	$—	$14,596,638
Brazil	15,592,982	—	—	15,592,982
Canada	26,583,077	—	—	26,583,077
China	17,639,425	7,767,014	—	25,406,439
Denmark	9,605,659	2,127,636	—	11,733,295
France	8,304,962	9,569,323	—	17,874,285
Germany	8,530,612	16,024,220	—	24,554,832
Hong Kong	—	22,813,603	—	22,813,603
Indonesia	4,793,179	—	—	4,793,179
Israel	17,394,840	—	—	17,394,840
Italy	—	3,333,914	—	3,333,914
Japan	16,466,334	12,772,617	—	29,238,951
Mexico	14,781,337	—	—	14,781,337
South Korea	1,933,975	—	—	1,933,975
Spain	—	6,208,720	—	6,208,720
Sweden	2,371,721	5,707,047	—	8,078,768
Switzerland	6,337,914	24,396,176	—	30,734,090
Taiwan	—	11,067,159	—	11,067,159
Thailand	7,139,049	—	—	7,139,049
Turkey	2,706,595	—	—	2,706,595
United Kingdom	6,229,828	61,028,547	—	67,258,375
United States	278,261,735	—	—	278,261,735
Money Market Funds	34,979,551	—	—	34,979,551
Total Investments	$479,652,775	$197,412,614	$—	$677,065,389

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $18,045,654 and $36,546,040, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$117,141,153
Aggregate unrealized (depreciation) of investment securities	(20,583,622)
Net unrealized appreciation of investment securities	$96,557,531
Cost of investments for tax purposes is $580,507,858.

Invesco Global Growth Fund

Invesco Global Opportunities Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	GLOPP-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.72%

Brazil–3.92%

EZ Tec Empreendimentos e Participacoes S.A.	109,958	$637,681

Canada–4.45%

Canadian Natural Resources Ltd.	7,708	233,050

PrairieSky Royalty Ltd.	20,957	491,249

		724,299

France–5.83%

Airbus SE	7,459	506,542

Legrand S.A.	7,579	442,246

		948,788

Germany–10.80%

Bayer AG	10,398	1,148,334

Volkswagen AG -Preference Shares	3,921	609,116

		1,757,450

Hong Kong–5.81%

CK Hutchison Holdings Ltd.	10,680	128,081

Standard Chartered PLC (a)	82,914	817,780

		945,861

Indonesia–1.20%

PT Bank Rakyat Indonesia (Persero) Tbk	222,900	195,099

Norway–2.05%

Statoil ASA	17,889	333,733

Sweden–1.78%

Lundin Petroleum AB (a)	13,364	289,451

Switzerland–2.82%

LafargeHolcim Ltd.	1	45

Novartis AG	6,227	459,314

		459,359

United Kingdom–24.08%

Barclays PLC	134,686	373,182

Booker Group PLC	111,416	286,453

DS Smith PLC	58,870	329,377

Essentra PLC	77,500	399,129

Howden Joinery Group PLC	39,391	187,419

London Stock Exchange Group PLC	8,623	345,112

Rolls-Royce Holdings PLC	88,642	744,312

Royal Dutch Shell PLC -Class A	16,343	444,012

Tesco PLC (a)	149,355	365,617

Thomas Cook Group PLC (a)	403,011	443,558

		3,918,171

	Shares	Value

United States–34.98%

American Express Co.	5,548	$423,756

Berkshire Hathaway Inc. -Class B (a)	2,760	453,026

Citigroup Inc.	11,975	668,564

First Republic Bank	5,594	527,682

Goodyear Tire & Rubber Co. (The)	7,922	256,594

JPMorgan Chase & Co.	8,915	754,477

Las Vegas Sands Corp.	6,313	331,937

Markel Corp. (a)	207	191,475

Mastercard Inc. -Class A	4,400	467,852

Monsanto Co.	1,707	184,885

S&P Global Inc.	1,438	172,819

Samsonite International S.A.	95,100	298,592

Union Pacific Corp.	4,216	449,341

United Technologies Corp.	4,673	512,488

		5,693,488

Total Common Stocks & Other Equity Interests (Cost $13,922,273)		15,903,380

Money Market Funds–2.07%

Government & Agency Portfolio – Institutional Class, 0.47%(b)	202,483	202,483

Treasury Portfolio – Institutional Class, 0.40% (b)	134,988	134,988

Total Money Market Funds (Cost $337,471)		337,471

TOTAL INVESTMENTS–99.79% (Cost $14,259,744)		16,240,851

OTHER ASSETS LESS LIABILITIES–0.21%		34,436

NET ASSETS–100.00%		$16,275,287

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of 2,132,023, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Brazil	$637,681	$—	$—	$637,681
Canada	724,299	—	—	724,299
France	—	948,788	—	948,788
Germany	1,757,450	—	—	1,757,450
Hong Kong	—	945,861	—	945,861
Indonesia	—	195,099	—	195,099
Norway	—	333,733	—	333,733
Sweden	—	289,451	—	289,451
Switzerland	45	459,314	—	459,359
United Kingdom	1,509,058	2,409,113	—	3,918,171
United States	5,394,896	298,592	—	5,693,488
Money Market Funds	337,471	—	—	337,471

Total Investments	$10,360,900	$5,879,951	$—	$16,240,851

Invesco Global Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $1,126,699 and $1,817,610, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,199,034
Aggregate unrealized (depreciation) of investment securities	(673,082)
Net unrealized appreciation of investment securities	$1,525,952
Cost of investments for tax purposes is $14,714,899.

Invesco Global Opportunities Fund

Invesco Global Responsibility Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	GLRE-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

Shares		Value

Common Stocks & Other Equity Interests–93.18%

Australia–2.53%

Cochlear Ltd.	473	$44,943

CSR Ltd.	1,172	3,918

Fortescue Metals Group Ltd.	869	4,406

		53,267

Canada–4.47%

Barrick Gold Corp.	544	10,026

CAE, Inc.	3,181	45,179

Canadian Imperial Bank of Commerce	121	10,305

Dollarama Inc.	376	28,478

		93,988

Finland–0.86%

Orion Oyj -Class B	201	9,374

Stora Enso Oyj -Class R	755	8,596

		17,970

France–2.76%

BNP Paribas S.A.	905	58,042

Germany–3.81%

Covestro AG -REGS (a)	199	14,929

HOCHTIEF AG	459	65,135

		80,064

Hong Kong–0.70%

Yue Yuen Industrial (Holdings) Ltd.	4,000	14,641

Ireland–1.56%

Experian PLC	1,699	32,719

Italy–0.55%

Recordati S.p.A.	409	11,617

Japan–5.98%

IBIDEN CO., LTD.	300	4,261

Iida Group Holdings Co., Ltd.	700	13,082

K’s Holdings Corp.	1,500	27,002

mixi, Inc.	1,400	60,524

Sumitomo Osaka Cement Co., Ltd.	2,000	8,032

TS TECH Co., Ltd.	500	12,742

		125,643

New Zealand–2.35%

Fletcher Building Ltd.	6,417	49,487

Spain–1.23%

Industria de Diseno Textil, S.A.	715	23,623

Shares		Value

Spain–(continued)

Mediaset Espana Comunicacion S.A.	186	$2,274

		25,897

Sweden–3.23%

Electrolux AB -Series B	487	12,977

Intrum Justitia AB	311	10,475

Sandvik AB	3,288	44,445

		67,897

Switzerland–3.53%

Georg Fischer AG	44	36,166

Lonza Group AG	207	37,969

		74,135

United Kingdom–6.04%

Fiat Chrysler Automobiles N.V. (b)	1,166	12,846

Informa PLC	227	1,862

Johnson Matthey PLC	1,024	41,877

Melrose Industries PLC	14,009	34,455

RELX PLC	1,161	20,854

Subsea 7 S.A. (b)	1,099	14,988

		126,882

United States–53.58%

Aflac, Inc.	714	49,973

American Express Co.	35	2,673

Apple Inc.	108	13,106

Applied Materials, Inc.	700	23,975

Bank of America Corp.	312	7,064

Baxter International Inc.	1,595	76,416

Best Buy Co., Inc.	1,213	54,003

Campbell Soup Co.	272	16,927

CBS Corp. -Class B	53	3,418

Cisco Systems, Inc.	1,167	35,850

Citigroup Inc.	1,527	85,252

Citizens Financial Group, Inc.	269	9,730

Conagra Brands, Inc.	929	36,315

Everest Re Group, Ltd.	76	16,715

Ford Motor Co.	163	2,015

Gilead Sciences, Inc.	1,019	73,827

HP Inc.	4,816	72,481

Ingredion Inc.	21	2,692

Intel Corp.	1,863	68,596

International Business Machines Corp.	477	83,246

JM Smucker Co. (The)	53	7,200

Johnson & Johnson	596	67,497

JPMorgan Chase & Co.	978	82,768

ManpowerGroup Inc.	161	15,369

Navient Corp.	2,136	32,125

Newmont Mining Corp.	117	4,245

See accompanying notes which are an integral part of this schedule.

Invesco Global Responsibility Equity Fund

	Shares	Value

United States–(continued)

Procter & Gamble Co. (The)	293	$25,667

Prologis, Inc.	71	3,468

Prudential Financial, Inc.	659	69,267

QUALCOMM, Inc.	914	48,835

Synchrony Financial	77	2,758

Teradata Corp. (b)	198	5,813

Tyson Foods, Inc. -Class A	288	18,083

Voya Financial, Inc.	85	3,419

Waste Management, Inc.	80	5,560

		1,126,348

Total Common Stocks & Other Equity Interests (Cost $1,830,875)		1,958,597

	Shares	Value

Money Market Funds–6.05%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	76,350	$76,350

Treasury Portfolio – Institutional Class, 0.40% (c)	50,900	50,900

Total Money Market Funds (Cost $127,250)		127,250

TOTAL INVESTMENTS–99.23% (Cost $1,958,125)		2,085,847

OTHER ASSETS LESS LIABILITIES–0.77%		16,166

NET ASSETS–100.00%		$2,102,013

Investment Abbreviations:

REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented less than 1% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Responsibility Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Responsibility Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Responsibility Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $257,847 and from Level 2 to Level 1 of $41,877, due to foreign fair value adjustments.

Invesco Global Responsibility Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$3,918	$49,349	$—	$53,267
Canada	93,988	—	—	93,988
Finland	—	17,970	—	17,970
France	—	58,042	—	58,042
Germany	80,064	—	—	80,064
Hong Kong	14,641	—	—	14,641
Ireland	—	32,719	—	32,719
Italy	11,617	—	—	11,617
Japan	—	125,643	—	125,643
New Zealand	—	49,487	—	49,487
Spain	—	25,897	—	25,897
Sweden	10,475	57,422	—	67,897
Switzerland	—	74,135	—	74,135
United Kingdom	43,739	83,143	—	126,882
United States	1,126,348	—	—	1,126,348
Money Market Funds	127,250	—	—	127,250
Total Investments	$1,512,040	$573,807	$—	$2,085,847

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $826,676 and $312,197, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$144,067
Aggregate unrealized (depreciation) of investment securities	(17,192)
Net unrealized appreciation of investment securities	$126,875
Cost of investments for tax purposes is $1,958,972.

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	GSMG-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.29%

Australia–1.36%

Computershare Ltd.	706,036	$6,898,864

Brazil–5.48%

BM&FBOVESPA S.A.	565,000	3,317,882

BR Malls Participacoes S.A. (a)	1,248,520	5,817,029

CETIP S.A. - Mercados Organizados	670,565	10,020,194

Cielo S.A.	1,018,970	8,572,727

		27,727,832

Canada–7.88%

Celestica Inc. (a)	533,000	7,402,152

Fairfax Financial Holdings Ltd.	20,671	9,659,123

Onex Corp.	167,223	11,702,975

Open Text Corp.	180,620	6,182,850

TFI International Inc.	180,000	4,872,305

		39,819,405

China–4.32%

Fuyao Glass Industry Group Co., Ltd. - Class A	1,140,926	3,094,897

Lee & Man Paper Manufacturing Ltd.	10,078,000	9,048,094

NetEase, Inc. -ADR	38,128	9,680,699

		21,823,690

Colombia–0.58%

Gran Tierra Energy Inc. (a)	1,149,433	2,950,549

France–1.07%

Bollore S.A.	1,346,700	5,399,588

Germany–6.02%

AURELIUS Equity Opportunities SE & Co. KGaA	65,000	4,107,570

Deutsche Boerse AG	151,855	13,493,495

MorphoSys AG (a)	157,821	8,193,679

MTU Aero Engines AG	39,000	4,667,259

		30,462,003

Hong Kong–5.81%

Hongkong Land Holdings Ltd.	1,992,100	13,446,675

WH Group Ltd. -REGS (b)	21,039,000	15,955,271

		29,401,946

Indonesia–0.66%

PT Perusahaan Gas Negara Persero Tbk	15,437,600	3,325,626

Ireland–1.11%

Origin Enterprises PLC	818,004	5,609,300

Israel–1.27%

Israel Discount Bank Ltd. -Class A(a)	3,086,000	6,417,964

	Shares	Value

Japan–0.91%

EXEDY Corp.	170,500	$4,603,997

Philippines–1.10%

Energy Development Corp.	50,672,100	5,553,218

Switzerland–1.11%

Tecan Group AG	35,536	5,589,668

Turkey–3.15%

Haci Omer Sabanci Holding A.S.	3,039,111	8,040,168

Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	7,899,555

		15,939,723

United Kingdom–20.09%

Aberdeen Asset Management PLC	1,170,542	3,876,318

Compass Group PLC	165,574	2,945,702

DCC PLC	288,961	23,297,962

HomeServe PLC	1,099,489	8,292,935

IG Group Holdings PLC	804,552	5,394,419

Informa PLC	899,791	7,379,936

John Wood Group PLC	680,000	7,192,029

Jupiter Fund Management PLC	958,750	4,856,890

Micro Focus International PLC	761,607	20,578,206

Savills PLC	689,358	6,724,965

UBM PLC	333,198	2,962,652

Ultra Electronics Holdings PLC	225,074	5,229,445

William Hill PLC	862,541	2,820,135

		101,551,594

United States–27.37%

Acuity Brands, Inc.	10,525	2,181,096

Advance Auto Parts, Inc.	14,564	2,391,991

Allegion PLC	51,350	3,372,154

Amphenol Corp. -Class A	36,167	2,440,911

Boston Scientific Corp. (a)	158,014	3,801,817

Brunswick Corp.	49,820	2,982,225

Burlington Stores, Inc. (a)	41,317	3,458,233

Cadence Design Systems, Inc. (a)	93,435	2,432,113

Carlisle Cos. Inc.	22,335	2,436,972

CBOE Holdings Inc.	28,045	2,232,943

Centene Corp. (a)	62,092	3,928,561

Cheniere Energy, Inc. (a)	58,709	2,797,484

Cinemark Holdings, Inc.	89,629	3,809,232

Cirrus Logic, Inc. (a)	47,475	2,863,692

Concho Resources Inc. (a)	15,816	2,205,383

Constellation Brands, Inc. -Class A	16,332	2,445,880

CoStar Group Inc. (a)	17,687	3,574,543

Diamondback Energy Inc. (a)	28,278	2,973,997

Dollar Tree, Inc. (a)	25,609	1,976,759

E*TRADE Financial Corp. (a)	122,891	4,602,268

Electronic Arts Inc. (a)	42,897	3,578,897

F5 Networks, Inc. (a)	16,862	2,260,014

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United States–(continued)

Fidelity National Information Services, Inc.	54,299	$4,312,427

Foot Locker, Inc.	27,842	1,908,291

Gartner, Inc. (a)	18,594	1,847,500

Hologic, Inc. (a)	96,199	3,898,945

Humana Inc.	8,817	1,750,174

INC Research Holdings, Inc. -Class A(a)	47,160	2,499,480

Intercontinental Exchange, Inc.	46,043	2,687,069

Masco Corp.	101,680	3,350,356

Microsemi Corp. (a)	45,257	2,405,410

Newell Brands, Inc.	60,956	2,885,047

Pacira Pharmaceuticals, Inc. (a)	29,630	1,139,273

Patheon N.V. (a)	90,024	2,582,789

Pinnacle Foods Inc.	58,303	3,101,137

Progressive Corp. (The)	48,601	1,819,621

Republic Services, Inc.	51,940	2,980,317

S&P Global Inc.	16,956	2,037,772

SBA Communications Corp. -Class A (a)	24,850	2,615,711

ServiceNow, Inc. (a)	34,718	3,146,145

Sherwin-Williams Co. (The)	12,063	3,664,860

Stanley Black & Decker Inc.	28,622	3,549,128

Stifel Financial Corp. (a)	20,437	1,028,594

Tractor Supply Co.	19,271	1,419,695

	Shares	Value

United States–(continued)

Tyler Technologies, Inc. (a)	23,082	$3,370,434

Ulta Beauty, Inc. (a)	8,824	2,402,599

Vantiv, Inc. -Class A (a)	46,098	2,869,140

Vulcan Materials Co.	17,158	2,201,886

VWR Corp. (a)	122,179	3,165,658

Zayo Group Holdings, Inc. (a)	93,137	2,976,659

		138,363,282

Total Common Stocks & Other Equity Interests (Cost $325,904,325)		451,438,249

Money Market Funds–10.53%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	31,927,852	31,927,852

Treasury Portfolio – Institutional Class, 0.40% (c)	21,285,235	21,285,235

Total Money Market Funds (Cost $53,213,087)		53,213,087

TOTAL INVESTMENTS–99.82% (Cost $379,117,412)		504,651,336

OTHER ASSETS LESS LIABILITIES–0.18%		918,921

NET ASSETS–100.00%		$505,570,257

Investment Abbreviations:

ADR	—	American Depositary Receipt
REGS	—	Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented 3.16% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Small & Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Small & Mid Cap Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $78,104,336 and from Level 2 to Level 1 of $19,265,349, due to foreign fair value adjustments.

Invesco Global Small & Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$6,898,864	$—	$—	$6,898,864
Brazil	27,727,832	—	—	27,727,832
Canada	39,819,405	—	—	39,819,405
China	9,680,699	12,142,991	—	21,823,690
Colombia	2,950,549	—	—	2,950,549
France	—	5,399,588	—	5,399,588
Germany	13,493,495	16,968,508	—	30,462,003
Hong Kong	13,446,675	15,955,271	—	29,401,946
Indonesia	3,325,626	—	—	3,325,626
Ireland	5,609,300	—	—	5,609,300
Israel	—	6,417,964	—	6,417,964
Japan	—	4,603,997	—	4,603,997
Philippines	5,553,218	—	—	5,553,218
Switzerland	—	5,589,668	—	5,589,668
Turkey	15,939,723	—	—	15,939,723
United Kingdom	24,728,765	76,822,829	—	101,551,594
United States	138,363,282	—	—	138,363,282
Money Market Funds	53,213,087	—	—	53,213,087
Total Investments	$360,750,520	$143,900,816	$—	$504,651,336

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $30,486,942 and $56,672,644, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$135,788,970
Aggregate unrealized (depreciation) of investment securities	(11,191,808)
Net unrealized appreciation of investment securities	$124,597,162
Cost of investments for tax purposes is $380,054,174.

Invesco Global Small & Mid Cap Growth Fund

Invesco International Companies Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	ICO-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.04%

Belgium–4.92%

Anheuser-Busch InBev SA/NV	20,734	$ 2,152,163
Groupe Bruxelles Lambert S.A.	11,218	955,820
		3,107,983

Brazil–4.08%

Cielo S.A.	177,680	1,494,845
Localiza Rent a Car S.A.	92,844	1,086,593
		2,581,438

China–16.09%

Alibaba Group Holding Ltd. -ADR(a)	19,966	2,022,755
Baidu, Inc. -ADR(a)	5,293	926,646
Chongqing Rural Commercial Bank Co., Ltd. -Class H	1,321,000	806,151
Fosun International Ltd.	962,500	1,460,201
Kweichow Moutai Co., Ltd. -Class A	41,201	2,059,377
New Oriental Education & Technology Group, Inc. -ADR(a)	25,150	1,195,882
Sinopharm Group Co. Ltd. -Class H	373,600	1,706,361
		10,177,373

Denmark–2.91%

DSV A/S	37,939	1,841,950

France–6.66%

Bureau Veritas S.A.	89,641	1,753,508
Edenred	68,902	1,504,033
Publicis Groupe S.A.	13,912	954,588
		4,212,129

Germany–1.69%

Carl Zeiss Meditec AG	6,899	257,840
Henkel AG & Co. KGaA	7,688	811,817
		1,069,657

Hong Kong–3.57%

AIA Group Ltd.	226,600	1,403,630
Sands China Ltd.	193,600	855,140
		2,258,770

Ireland–2.76%

Experian PLC	90,660	1,745,925

Japan–13.30%

Japan Tobacco, Inc.	52,500	1,692,648
Kao Corp.	36,700	1,814,846
Keyence Corp.	2,800	1,086,076
MISUMI Group Inc.	60,600	1,128,212
SMC Corp.	3,700	1,008,763
SoftBank Group Corp.	21,900	1,676,332
		8,406,877

	Shares	Value

Luxembourg–1.51%

L’Occitane International S.A.	485,750	$ 957,098

Russia–2.16%

Magnit PJSC	8,510	1,365,006

South Korea–6.75%

AMOREPACIFIC Corp. -Preference Shares	6,126	950,558
Samsung Electronics Co., Ltd. -Preference Shares	2,452	3,317,009
		4,267,567

Switzerland–2.17%

Nestle S.A.	18,721	1,369,142

United Kingdom–19.97%

Aggreko PLC	47,385	601,454
Diageo PLC	58,034	1,615,078
Electrocomponents PLC	101,229	620,095
Howden Joinery Group PLC	379,631	1,806,254
Liberty Global PLC -Series A(a)	52,107	1,900,863
Liberty Global PLC LiLAC -Series A(a)	1	18
Reckitt Benckiser Group PLC	20,954	1,799,432
Rotork PLC	552,329	1,784,127
Spirax-Sarco Engineering PLC	11,633	632,626
Unilever N.V.	46,262	1,870,408
		12,630,355

United States–6.50%

Accenture PLC -Class A	10,828	1,232,985
IHS Markit Ltd. (a)	31,829	1,255,654
Nielsen Holdings PLC	39,675	1,623,104
		4,111,743
Total Common Stocks & Other Equity Interests (Cost $52,561,856)		60,103,013

Money Market Funds–4.73%

Government & Agency Portfolio – Institutional Class, 0.47% (b)	1,795,194	1,795,194
Treasury Portfolio – Institutional Class, 0.40% (b)	1,196,796	1,196,796
Total Money Market Funds (Cost $2,991,990)		2,991,990
TOTAL INVESTMENTS–99.77% (Cost $55,553,846)		63,095,003
OTHER ASSETS LESS LIABILITIES–0.23%		143,503
NET ASSETS–100.00%		$ 63,238,506

See accompanying notes which are an integral part of this schedule.

Invesco International Companies Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco International Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Companies Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Companies Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable.Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $19,054,292 and from Level 2 to Level 1 of $4,682,015 due to foreign fair value adjustments.

Invesco International Companies Fund

	Level 1	Level 2	Level 3	Total
Belgium	$2,152,163	$955,820	$—	$3,107,983
Brazil	2,581,438	—	—	2,581,438
China	4,145,283	6,032,090	—	10,177,373
Denmark	1,841,950	—	—	1,841,950
France	2,708,096	1,504,033	—	4,212,129
Germany	—	1,069,657	—	1,069,657
Hong Kong	—	2,258,770	—	2,258,770
Ireland	—	1,745,925	—	1,745,925
Japan	3,507,494	4,899,383	—	8,406,877
Luxembourg	—	957,098	—	957,098
Russia	1,365,006	—	—	1,365,006
South Korea	3,317,009	950,558	—	4,267,567
Switzerland	—	1,369,142	—	1,369,142
United Kingdom	1,900,881	10,729,474	—	12,630,355
United States	4,111,743	—	—	4,111,743
Money Market Funds	2,991,990	—	—	2,991,990
Total Investments	$30,623,053	$32,471,950	$—	$63,095,003

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $8,576,050 and $3,944,253, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,956,682
Aggregate unrealized (depreciation) of investment securities	(1,530,089)
Net unrealized appreciation of investment securities	$7,426,593
Cost of investments for tax purposes is $55,668,410.

Invesco International Companies Fund

Invesco International Core Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	I-ICE-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.53%

Australia–3.62%

Australia and New Zealand Banking Group Ltd.	103,788	$2,309,122

Qantas Airways Ltd.	367,074	948,868

		3,257,990

Canada–4.34%

Peyto Exploration & Development Corp. (a)	41,939	912,818

Suncor Energy, Inc.	69,368	2,151,706

Vermilion Energy, Inc.	20,445	843,475

		3,907,999

China–1.49%

Baidu, Inc. -ADR(b)	7,645	1,338,410

Finland–1.01%

Sampo Oyj -Class A	19,635	912,779

France–5.28%

Criteo S.A. -ADR(a)(b)	15,925	717,740

Europcar Groupe S.A. -REGS(b)(c)	80,299	850,989

LVMH Moet Hennessy Louis Vuitton S.E.	8,600	1,740,909

Publicis Groupe S.A.	21,072	1,445,880

		4,755,518

Germany–8.04%

Bayer AG	15,845	1,749,890

Muenchener Rueckversicherungs-Gesellschaft AG	8,214	1,541,158

Porsche Automobil Holding S.E. -Preference Shares	41,742	2,507,508

SAP S.E.	15,776	1,438,609

		7,237,165

Hong Kong–2.75%

AIA Group Ltd.	347,400	2,151,902

AIA Group Ltd. -ADR (a)	13,032	323,389

		2,475,291

India–0.96%

InterGlobe Aviation Ltd. -REGS (c)	65,059	867,121

Ireland–0.98%

Ryanair Holdings PLC -ADR(b)	10,599	886,712

Israel–1.59%

Teva Pharmaceutical Industries Ltd. -ADR	42,973	1,436,587

Japan–21.54%

Hitachi, Ltd.	400,000	2,283,932

	Shares	Value

Japan–(continued)

Honda Motor Co., Ltd.	58,300	$1,740,715

KDDI Corp.	87,900	2,359,052

Komatsu Ltd.	78,493	1,864,584

Mitsubishi Estate Co., Ltd.	122,000	2,326,098

Mitsui O.S.K. Lines, Ltd.	595,000	1,888,739

NTT DOCOMO, Inc.	68,300	1,633,706

Olympus Corp.	42,600	1,464,930

ORIX Corp.	113,400	1,705,303

Toyota Motor Corp.	36,800	2,128,935

		19,395,994

Netherlands–10.35%

GrandVision N.V. -REGS(c)	46,952	1,121,245

ING Groep N.V.	143,231	2,055,621

Koninklijke DSM N.V.	21,558	1,376,109

Koninklijke Philips N.V.	45,209	1,327,606

Philips Lighting N.V. -REGS (b)(c)	42,202	1,087,301

Randstad Holding N.V.	40,292	2,347,431

		9,315,313

Singapore–2.07%

DBS Group Holdings Ltd.	138,760	1,862,502

South Africa–1.54%

Naspers Ltd. -Class N	8,707	1,384,115

Sweden–1.93%

Svenska Handelsbanken AB -Class A	115,937	1,735,156

Switzerland–8.10%

ABB Ltd.	41,925	995,361

Novartis AG -ADR	30,984	2,290,337

Roche Holding AG	7,945	1,872,367

UBS Group AG	132,131	2,140,244

		7,298,309

Taiwan–2.81%

Taiwan Semiconductor Manufacturing Co. Ltd.	425,000	2,529,564

United Kingdom–16.02%

Diageo PLC	33,390	929,239

Imperial Brands PLC	30,726	1,424,562

Liberty Global PLC -Series A(b)	44,447	1,621,427

Liberty Global PLC LiLAC -Series A(b)	15,158	348,937

Rio Tinto PLC	44,525	1,961,353

Royal Dutch Shell PLC -Class A -ADR	58,404	3,176,594

Spectris PLC	18,185	553,979

St. James’s Place PLC	177,102	2,396,283

Vodafone Group PLC -ADR	80,740	2,010,426

		14,422,800

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

	Shares	Value

United States–6.11%

Aon PLC	9,632	$1,085,527

Chubb Ltd.	6,219	817,736

Delphi Automotive PLC	19,469	1,363,998

Shire PLC -ADR	13,307	2,233,048

		5,500,309

Total Common Stocks & Other Equity Interests (Cost $92,504,177)		90,519,634

Money Market Funds–0.04%

Government & Agency Portfolio – Institutional Class, 0.47% (d)	21,733	21,733

Treasury Portfolio – Institutional Class, 0.40% (d)	14,489	14,489

Total Money Market Funds (Cost $36,222)		36,222

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.57% (Cost $92,540,399)		90,555,856

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.00%
Government & Agency Portfolio – Institutional Class, 0.47% (Cost $898,741)(d)(e)	898,741	898,741

TOTAL INVESTMENTS–101.57% (Cost $93,439,140)		91,454,597

OTHER ASSETS LESS LIABILITIES–(1.57)%		(1,415,352)

NET ASSETS–100.00%		$90,039,245

Investment Abbreviations:

ADR           —American Depositary Receipt

REGS         —Regulation S

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2017.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $3,926,656, which represented 4.36% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco International Core Equity Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco International Core Equity Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $21,582,696, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$948,868	$2,309,122	$—	$3,257,990
Canada	3,907,999	—	—	3,907,999
China	1,338,410	—	—	1,338,410
Finland	—	912,779	—	912,779
France	2,163,620	2,591,898	—	4,755,518
Germany	3,291,048	3,946,117	—	7,237,165
Hong Kong	323,389	2,151,902	—	2,475,291
India	—	867,121	—	867,121
Ireland	886,712	—	—	886,712
Israel	1,436,587	—	—	1,436,587
Japan	2,359,052	17,036,942	—	19,395,994
Netherlands	—	9,315,313	—	9,315,313
Singapore	—	1,862,502	—	1,862,502
South Africa	—	1,384,115	—	1,384,115
Sweden	—	1,735,156	—	1,735,156
Switzerland	2,290,337	5,007,972	—	7,298,309
Taiwan	—	2,529,564	—	2,529,564
United Kingdom	7,157,384	7,265,416	—	14,422,800
United States	5,500,309	—	—	5,500,309
Money Market Funds	934,963	—	—	934,963
Total Investments	$32,538,678	$58,915,919	$—	$91,454,597

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $13,354,781 and $15,663,388, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,183,266
Aggregate unrealized (depreciation) of investment securities	(7,231,072)
Net unrealized appreciation (depreciation) of investment securities	$(2,047,806)
Cost of investments for tax purposes is $93,502,403.

Invesco International Core Equity Fund

Invesco International Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	IGR-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.24%

Australia–3.98%

Amcor Ltd.	16,139,632	$175,166,638

Brambles Ltd.	7,345,253	57,963,599

CSL Ltd.	1,117,548	95,445,332

		328,575,569

Brazil–2.42%

BM&FBOVESPA S.A.	25,659,402	150,681,195

Cielo S.A.	5,881,066	49,478,169

		200,159,364

Canada–9.14%

Canadian National Railway Co.	1,164,090	80,913,269

Cenovus Energy Inc.	5,030,063	68,657,664

CGI Group Inc. -Class A (a)	4,305,503	207,044,017

Fairfax Financial Holdings Ltd.	203,485	95,084,256

Great-West Lifeco Inc.	2,586,002	70,873,328

PrairieSky Royalty Ltd.	2,813,584	65,952,666

Suncor Energy, Inc.	5,350,522	165,966,313

		754,491,513

China–2.62%

Baidu, Inc. -ADR(a)	414,083	72,493,511

Kweichow Moutai Co., Ltd. -Class A	2,870,475	143,476,896

		215,970,407

Denmark–2.30%

Carlsberg A/S -Class B	1,722,481	155,550,210

Novo Nordisk A/S -Class B	961,558	34,773,782

		190,323,992

France–5.00%

Essilor International S.A.	533,970	62,486,889

Pernod Ricard S.A.	378,791	44,420,499

Publicis Groupe S.A.	2,809,371	192,768,357

Schneider Electric S.E.	1,577,336	113,042,634

		412,718,379

Germany–9.85%

Allianz S.E.	912,653	154,487,913

Deutsche Boerse AG	2,249,373	199,874,247

Deutsche Post AG	2,947,496	98,497,860

ProSiebenSat.1 Media S.E.	3,291,325	139,983,779

SAP S.E.	2,424,110	221,053,944

		813,897,743

Hong Kong–4.15%

CK Hutchison Holdings Ltd.	16,644,323	199,608,899

Galaxy Entertainment Group Ltd.	30,134,090	143,048,747

		342,657,646

	Shares	Value

Israel–1.86%

Teva Pharmaceutical Industries Ltd. -ADR	4,583,577	$153,228,979

Japan–7.70%

FANUC Corp.	434,912	85,116,747

Japan Tobacco, Inc.	4,409,400	142,163,118

Kao Corp.	1,273,000	62,950,921

Keyence Corp.	184,054	71,391,646

Komatsu Ltd.	3,507,228	83,313,431

Toyota Motor Corp.	904,730	52,339,980

Yahoo! Japan Corp.	33,068,900	138,836,657

		636,112,500

Mexico–2.68%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	2,024,170	152,278,309

Grupo Televisa S.A.B. -ADR	3,098,104	69,397,530

		221,675,839

Netherlands–1.02%

Wolters Kluwer N.V.	2,205,942	84,545,438

Singapore–0.92%

United Overseas Bank Ltd.	5,110,366	75,864,928

South Korea–1.01%

NAVER Corp.	35,925	23,448,548

Samsung Electronics Co., Ltd.	35,503	60,317,329

		83,765,877

Spain–1.40%

Amadeus IT Group S.A.	2,496,840	115,431,206

Sweden–3.14%

Getinge AB -Class B	4,293,399	69,629,923

Investor AB -Class B	3,849,807	153,856,238

Telefonaktiebolaget LM Ericsson -Class B	6,107,132	36,062,716

		259,548,877

Switzerland–7.04%

Cie Financiere Richemont S.A.	1,228,449	95,217,056

Julius Baer Group Ltd.	2,652,660	124,340,687

Novartis AG	728,307	53,721,125

Roche Holding AG	724,857	170,824,237

UBS Group AG	8,477,155	137,312,057

		581,415,162

Taiwan–2.16%

Taiwan Semiconductor Manufacturing Co. Ltd.	29,926,887	178,122,314

Thailand–1.59%

Kasikornbank PCL -NVDR	24,496,900	131,521,829

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

	Shares	Value

Turkey–0.86%

Akbank T.A.S.	31,919,563	$71,076,207

United Kingdom–20.08%

Aberdeen Asset Management PLC	16,113,208	53,359,821

British American Tobacco PLC	2,744,541	169,155,010

Compass Group PLC	7,817,982	139,088,555

Informa PLC	11,824,772	96,984,817

Kingfisher PLC	16,463,835	69,749,421

Lloyds Banking Group PLC	114,831,962	94,029,605

Next PLC	1,511,147	72,986,407

RELX PLC	13,636,226	244,933,536

Royal Dutch Shell PLC -Class B	3,489,878	98,822,410

Sky PLC	18,534,282	233,728,929

Smith & Nephew PLC	5,196,328	77,654,654

Unilever N.V.	2,560,054	103,504,957

WPP PLC	8,804,579	204,625,554

		1,658,623,676

United States–2.32%

Broadcom Ltd.	961,023	191,724,088

Total Common Stocks & Other Equity Interests (Cost $6,431,767,283)		7,701,451,533

	Shares	Value

Money Market Funds–7.02%

Government & Agency Portfolio – Institutional Class, 0.47% (b)	347,902,030	$347,902,030

Treasury Portfolio – Institutional Class, 0.40% (b)	231,934,687	231,934,687

Total Money Market Funds (Cost $579,836,717)		579,836,717

TOTAL INVESTMENTS–100.26% (Cost $7,011,604,000)		8,281,288,250

OTHER ASSETS LESS LIABILITIES–(0.26)%		(21,095,787)

NET ASSETS–100.00%		$8,260,192,463

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $1,541,666,403 and from Level 2 to Level 1 of $432,806,608, due to foreign fair value adjustments.

Invesco International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$57,963,599	$270,611,970	$—	$328,575,569
Brazil	200,159,364	—	—	200,159,364
Canada	754,491,513	—	—	754,491,513
China	72,493,511	143,476,896	—	215,970,407
Denmark	155,550,210	34,773,782	—	190,323,992
France	255,255,246	157,463,133	—	412,718,379
Germany	452,860,020	361,037,723	—	813,897,743
Hong Kong	—	342,657,646	—	342,657,646
Israel	153,228,979	—	—	153,228,979
Japan	343,950,696	292,161,804	—	636,112,500
Mexico	221,675,839	—	—	221,675,839
Netherlands	—	84,545,438	—	84,545,438
Singapore	75,864,928	—	—	75,864,928
South Korea	83,765,877	—	—	83,765,877
Spain	—	115,431,206	—	115,431,206
Sweden	36,062,716	223,486,161	—	259,548,877
Switzerland	95,217,056	486,198,106	—	581,415,162
Taiwan	—	178,122,314	—	178,122,314
Thailand	131,521,829	—	—	131,521,829
Turkey	71,076,207	—	—	71,076,207
United Kingdom	266,139,827	1,392,483,849	—	1,658,623,676
United States	191,724,088	—	—	191,724,088
Money Market Funds	579,836,717	—	—	579,836,717
Total Investments	$4,198,838,222	$4,082,450,028	$—	$8,281,288,250

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $338,479,560 and $471,230,666, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 1,566,491,092
Aggregate unrealized (depreciation) of investment securities	(353,592,666)
Net unrealized appreciation of investment securities	$ 1,212,898,426
Cost of investments for tax purposes is $7,068,389,824.

Invesco International Growth Fund

Invesco Select Opportunities Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	SOPP-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks–85.60%

Brazil–6.54%

Arcos Dorados Holdings, Inc. -Class A (a)	278,175	$1,613,415

CETIP S.A. - Mercados Organizados	111,416	1,664,879

		3,278,294

China–2.57%

Hollysys Automation Technologies Ltd.	76,415	1,291,414

France–6.10%

Ipsos	37,559	1,245,949

Vicat S.A.	29,863	1,813,744

		3,059,693

Hong Kong–1.29%

Clear Media Ltd.	623,000	648,971

Ireland–0.90%

UDG Healthcare PLC	55,665	449,451

Monaco–4.46%

GasLog Ltd.	133,884	2,235,863

Netherlands–10.47%

Aalberts Industries N.V.	24,832	871,063

Kendrion N.V.	63,535	1,803,896

SBM Offshore N.V.	158,376	2,579,155

		5,254,114

United Kingdom–6.22%

DCC PLC	5,015	404,343

DFS Furniture PLC	570,508	1,598,611

Howden Joinery Group PLC	234,448	1,115,485

		3,118,439

United States–47.05%

Alliance Data Systems Corp.	8,095	1,848,736

Axalta Coating Systems Ltd. (a)	36,027	1,044,783

Booz Allen Hamilton Holding Corp.	57,390	1,940,930

Brunswick Corp.	27,542	1,648,664

CommScope Holding Co., Inc. (a)	61,729	2,334,591

Encore Capital Group, Inc. (a)	96,141	2,975,564

Global Payments Inc.	25,593	1,977,827

ION Geophysical Corp. (a)	5,474	31,750

Liberty Broadband Corp. -Class A(a)	8,276	692,536

Microsemi Corp. (a)	48,410	2,572,991

Mitel Networks Corp. (a)	229,808	1,594,871

Performant Financial Corp. (a)	413,526	860,134

Spirit Airlines Inc. (a)	50,337	2,720,211

	Shares	Value

United States–(continued)

TiVo Corp. (a)	71,703	$1,355,187

		23,598,775

Total Common Stocks (Cost $37,359,143)		42,935,014

Money Market Funds–12.92%

Government & Agency Portfolio – Institutional Class, 0.47% (b)	3,890,349	3,890,349

Treasury Portfolio – Institutional Class, 0.40% (b)	2,593,566	2,593,566

Total Money Market Funds (Cost $6,483,915)		6,483,915

TOTAL INVESTMENTS–98.52% (Cost $43,843,058)		49,418,929

OTHER ASSETS LESS LIABILITIES–1.48%		740,502

NET ASSETS–100.00%		$50,159,431

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Select Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Select Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Select Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $4,474,075,

due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Brazil	$3,278,294	$—	$—	$3,278,294
China	1,291,414	—	—	1,291,414
France	1,813,744	1,245,949	—	3,059,693
Hong Kong	—	648,971	—	648,971
Ireland	—	449,451	—	449,451
Monaco	2,235,863	—	—	2,235,863
Netherlands	1,803,896	3,450,218	—	5,254,114
United Kingdom	1,598,611	1,519,828	—	3,118,439
United States	23,598,775	—	—	23,598,775
Money Market Funds	6,483,915	—	—	6,483,915

Total Investments	$42,104,512	$7,314,417	$—	$49,418,929

Invesco Select Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $3,161,791 and $2,073,901, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,792,702
Aggregate unrealized (depreciation) of investment securities	(3,308,716)
Net unrealized appreciation of investment securities	$5,483,986
Cost of investments for tax purposes is $43,934,943.

Invesco Select Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of February 13, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 13, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	March 31, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.